Employee benefit expenses (Tables)	12 Months Ended
Dec. 31, 2023
Employee benefit expenses
Schedule of employee benefit expenses

	For the year ended
	December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Wages and salaries	1,276,205	1,235,714	971,060
Welfare and other benefits	330,552	353,099	319,671
Share‑based payments (Note 27)	22,618	13,176	12,117
	1,629,375	1,601,989	1,302,848